Financial Instruments (Details) - Schedule of Interest-Bearing Loans and Borrowings - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Subscription facilities		£ 15,354	£ 77,952
Total Non-current	£ 353,563	358,608
Total Current	£ 103,357	£ 207,981
Current [member]
Current
Convertible notes, Interest rate	2.00%	2.00%
Convertible notes, Maturity	Within one year	Within one year
Convertible notes	£ 1,248	£ 1,301
Stocking loans, Maturity	On earlier of sale or 180 days	On earlier of sale or 180 days
Stocking loans	£ 82,350	£ 161,592
Subscription facilities, Interest rate	1.7%
Subscription facilities, Maturity	Within one year
Subscription facilities	£ 763	£ 14,983
Secured asset financing, Maturity	Within one year	Within one year
Secured asset financing	£ 1,024	£ 1,479
Bank loans, Maturity	Within one year
Bank loans		30
Lease liabilities, Maturity	Within one year
Lease liabilities	£ 17,972	£ 28,596
Current [member] | Bottom of range [member]
Current
Stocking loans, Interest rate	0.5%
Secured asset financing, Interest rate	3.00%	3.00%
Lease liabilities, Interest rate	1%	1%
Current [member] | Top of range [member]
Current
Stocking loans, Interest rate	2%
Secured asset financing, Interest rate	12.00%	7.00%
Lease liabilities, Interest rate	13%	13%
Non-current [Member]
Current
Convertible notes, Interest rate	2.00%	2.00%
Convertible notes, Maturity	2027	2027
Convertible notes	£ 275,169	£ 265,631
Secured asset financing, Maturity	2026 – 2027	2027
Secured asset financing	£ 2,338	£ 4,113
Lease liabilities, Maturity	2024 – 2042
Lease liabilities	£ 76,056	£ 88,864
Non-current [Member] | Bottom of range [member]
Current
Secured asset financing, Interest rate	3.00%	3.00%
Lease liabilities, Interest rate	1%	1%
Non-current [Member] | Top of range [member]
Current
Secured asset financing, Interest rate	12.00%	7.00%
Lease liabilities, Interest rate	13%	13%